Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 29, 2023	Jan. 30, 2022	Jan. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
NVIDIA’s executive compensation program is guided by a pay for performance philosophy and is designed to align NEO pay with our stockholders’ interests. Accordingly, a substantial portion of our NEOs’ total compensation is based on the Company’s performance under certain corporate financial metric goals, including annual revenue, annual Non-GAAP Operating Income, and 3-year TSR relative to the S&P 500.
The CC’s decisions on executive compensation for Fiscal 2023, 2022 and 2021 were made prior to the final, new SEC rules regarding pay versus performance, which requires disclosure of “compensation actually paid,” or CAP, for our NEOs. The disclosure included in this section is prescribed by Item 402(v) of Regulation S-K under the Securities Act and does not necessarily align with how the Company or the CC views the link between the Company’s performance and NEO pay. In particular, amounts set forth below as CAP do not represent the value of compensation actually paid to or received by our NEOs. Instead, CAP has been calculated in accordance with the new SEC rules, which include measurement of the changes in the fair value of equity awards. CAP is a supplemental measure to be viewed alongside, not in replacement of, performance measures as an addition to the philosophy and strategy of compensation-setting discussed in greater detail above in CD&A.
Required Tabular Disclosure of Pay Versus Performance
The following table summarizes information regarding compensation for our NEOs, including CAP as well as certain financial performance metrics during Fiscal 2023, 2022 and 2021. Fiscal 2023 and 2022 were 52-week years. Fiscal 2021 was a 53-week year.

					Value of Initial Fixed $100 Investment Based on (7):
Fiscal Year	Summary Compensation Table Total for CEO ($) (1) (2)	Compensation Actually Paid to CEO ($) (1) (3)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (4) (5)	Average Compensation Actually Paid to Non-CEO NEOs ($) (4) (6)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (8)	Net Income (in millions) ($)	Non-GAAP Operating Income (in millions) ($) (9)
2023	21,356,924	(4,118,947)	9,941,838	(1,364,661)	326.34	133.09	4,368	9,040
2022	23,737,661	105,543,768	8,910,802	38,453,071	365.66	158.12	9,752	12,690
2021	19,316,401	79,631,875	7,224,018	27,879,337	207.79	141.39	4,332	6,803
(1) For Fiscal 2023, 2022 and 2021, our CEO was Jen-Hsun Huang.
(2) The amounts in this column correspond with total compensation for our CEO as reported in our Summary Compensation Table above for the listed fiscal years.
(3) The amounts in this column, rather than representing the actual compensation paid to or received by our CEO, represent CAP calculated in accordance with Item 402(v) of Regulation S-K during the listed fiscal years, as follows:
Reconciliation of Summary Compensation Table Total Compensation for CEO to CAP

			Equity Award Adjustments
		Deduct:	Add:	Add/(Deduct):	Add/(Deduct):
Fiscal Year	Summary Compensation Table Total for CEO ($)	Value of Equity Awards Reported in Summary Compensation Table ($) (a)	Year End Fair Value of Awards Granted During the Year which were Unvested at Year End ($) (b)	Year Over Year Change in Fair Value of Outstanding and Unvested Awards ($) (b)	Change in Fair Value of Awards Granted in Prior Years which Vested During the Year ($) (b)	Total Equity Award Adjustments ($) (b)	Compensation Actually Paid to CEO ($)
2023	21,356,924	(19,666,382)	7,108,686	(9,368,399)	(3,549,776)	(5,809,488)	(4,118,947)
2022	23,737,661	(18,660,407)	45,314,829	43,741,239	11,410,446	100,466,514	105,543,768
2021	19,316,401	(15,279,780)	44,912,609	28,796,208	1,886,437	75,595,254	79,631,875
(a) The amounts in this column correspond with the full grant date fair value, calculated in accordance with ASC 718, of “Stock Awards” as reported in our Summary Compensation Table above for the listed fiscal years.
(b) The equity award adjustments were calculated in accordance with the SEC methodology for determining CAP for each year shown. The amounts in these columns were determined by reference to (i) for MY PSU awards where the performance period was complete as of or prior to the applicable year end date and for SY PSU awards, the closing price of our common stock on the applicable year end date, as reduced by the present value of dividends expected to be paid on the underlying shares during the requisite service period, or the closing price of our common stock on the applicable vesting dates, and (ii) for MY PSU awards where the performance period was not yet complete as of the applicable year end date, the fair value as calculated by a Monte Carlo simulation model as of the respective year end date, for the listed fiscal years.

(4) For Fiscal 2023, 2022 and 2021, our non-CEO NEOs were Colette M. Kress, Ajay K. Puri, Debora Shoquist and Timothy S. Teter.
(5) The amounts in this column correspond with the average of the total compensation for our non-CEO NEOs as reported in our Summary Compensation Table above for the listed fiscal years.
(6) The amounts in this column, rather than representing the average of the actual compensation paid to or received by our non-CEO NEOs, represent average CAP calculated in accordance with Item 402(v) of Regulation S-K during the listed fiscal years, as follows:
Reconciliation of Average Summary Compensation Table Total Compensation for Non-CEO NEOs to CAP

			Equity Award Adjustments
		Deduct:	Add:	Add/(Deduct):	Add:	Add/(Deduct):
Fiscal Year	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Value of Equity Awards Reported in Summary Compensation Table ($) (a)	Year End Fair Value of Awards Granted During the Year which were Unvested at Year End ($) (b)	Year Over Year Change in Fair Value of Outstanding and Unvested Awards ($) (b)	Vesting Date Fair Value of Awards Granted and Vested During the Year ($) (b)	Change in Fair Value of Awards Granted in Prior Years which Vested During the Year ($) (b)	Total Equity Award Adjustments ($) (b)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2023	9,941,838	(9,031,900)	3,014,262	(2,639,741)	469,695	(3,118,815)	(2,274,599)	(1,364,661)
2022	8,910,802	(7,282,238)	18,734,157	11,713,153	976,553	5,400,644	36,824,507	38,453,071
2021	7,224,018	(5,577,460)	18,437,076	5,723,898	—	2,071,805	26,232,779	27,879,337
(a) The amounts in this column correspond with the average of the full grant date fair value, calculated in accordance with ASC 718, of “Stock Awards” as reported in our Summary Compensation Table above for the listed fiscal years.
(b) The equity award adjustments were calculated in accordance with the SEC methodology for determining CAP for each year shown. The amounts in these columns were determined by reference to (i) for MY PSU awards where the performance period was complete as of or prior to the applicable year end date, for RSU awards and for SY PSU awards, the closing price of our common stock on the applicable year end date, as reduced by the present value of dividends expected to be paid on the underlying shares during the requisite service period, or the closing price of our common stock on the applicable vesting dates, and (ii) for MY PSU awards where the performance period was not yet complete as of the applicable year end date, the fair value as calculated by a Monte Carlo simulation model as of the respective year end date, for the listed fiscal years.
(7)     TSR for each of Fiscal 2023, 2022 and 2021 is cumulative, reflecting the value of a fixed $100 investment beginning with the market close on January 24, 2020, the last trading day before our Fiscal 2021, through and including the end of the respective listed fiscal years.
(8) The Nasdaq 100 Index is the industry peer group we use for purposes of Item 201(e) of Regulation S-K. The separate peer group referenced by the CC for purposes of determining executive compensation is discussed above in CD&A.
(9) Our Company-Selected Measure, as required by Item 402(v) of Regulation S-K, is Non-GAAP Operating Income, which, in our assessment, represents the most important financial performance measure linking Fiscal 2023 NEO CAP to company performance. See Definitions for a definition of Non-GAAP Operating Income, and see Reconciliation of Non-GAAP Financial Measures in our CD&A for a reconciliation between GAAP operating income and non-GAAP Operating Income.

Company Selected Measure Name	Non-GAAP Operating Income
Named Executive Officers, Footnote [Text Block]	(4) For Fiscal 2023, 2022 and 2021, our non-CEO NEOs were Colette M. Kress, Ajay K. Puri, Debora Shoquist and Timothy S. Teter.
Peer Group Issuers, Footnote [Text Block]	(8) The Nasdaq 100 Index is the industry peer group we use for purposes of Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 21,356,924	$ 23,737,661	$ 19,316,401
PEO Actually Paid Compensation Amount	$ (4,118,947)	105,543,768	79,631,875
Adjustment To PEO Compensation, Footnote [Text Block]
(3) The amounts in this column, rather than representing the actual compensation paid to or received by our CEO, represent CAP calculated in accordance with Item 402(v) of Regulation S-K during the listed fiscal years, as follows:
Reconciliation of Summary Compensation Table Total Compensation for CEO to CAP

			Equity Award Adjustments
		Deduct:	Add:	Add/(Deduct):	Add/(Deduct):
Fiscal Year	Summary Compensation Table Total for CEO ($)	Value of Equity Awards Reported in Summary Compensation Table ($) (a)	Year End Fair Value of Awards Granted During the Year which were Unvested at Year End ($) (b)	Year Over Year Change in Fair Value of Outstanding and Unvested Awards ($) (b)	Change in Fair Value of Awards Granted in Prior Years which Vested During the Year ($) (b)	Total Equity Award Adjustments ($) (b)	Compensation Actually Paid to CEO ($)
2023	21,356,924	(19,666,382)	7,108,686	(9,368,399)	(3,549,776)	(5,809,488)	(4,118,947)
2022	23,737,661	(18,660,407)	45,314,829	43,741,239	11,410,446	100,466,514	105,543,768
2021	19,316,401	(15,279,780)	44,912,609	28,796,208	1,886,437	75,595,254	79,631,875
(a) The amounts in this column correspond with the full grant date fair value, calculated in accordance with ASC 718, of “Stock Awards” as reported in our Summary Compensation Table above for the listed fiscal years.
(b) The equity award adjustments were calculated in accordance with the SEC methodology for determining CAP for each year shown. The amounts in these columns were determined by reference to (i) for MY PSU awards where the performance period was complete as of or prior to the applicable year end date and for SY PSU awards, the closing price of our common stock on the applicable year end date, as reduced by the present value of dividends expected to be paid on the underlying shares during the requisite service period, or the closing price of our common stock on the applicable vesting dates, and (ii) for MY PSU awards where the performance period was not yet complete as of the applicable year end date, the fair value as calculated by a Monte Carlo simulation model as of the respective year end date, for the listed fiscal years.

Non-PEO NEO Average Total Compensation Amount	$ 9,941,838	8,910,802	7,224,018
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,364,661)	38,453,071	27,879,337
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(6) The amounts in this column, rather than representing the average of the actual compensation paid to or received by our non-CEO NEOs, represent average CAP calculated in accordance with Item 402(v) of Regulation S-K during the listed fiscal years, as follows:
Reconciliation of Average Summary Compensation Table Total Compensation for Non-CEO NEOs to CAP

			Equity Award Adjustments
		Deduct:	Add:	Add/(Deduct):	Add:	Add/(Deduct):
Fiscal Year	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Value of Equity Awards Reported in Summary Compensation Table ($) (a)	Year End Fair Value of Awards Granted During the Year which were Unvested at Year End ($) (b)	Year Over Year Change in Fair Value of Outstanding and Unvested Awards ($) (b)	Vesting Date Fair Value of Awards Granted and Vested During the Year ($) (b)	Change in Fair Value of Awards Granted in Prior Years which Vested During the Year ($) (b)	Total Equity Award Adjustments ($) (b)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2023	9,941,838	(9,031,900)	3,014,262	(2,639,741)	469,695	(3,118,815)	(2,274,599)	(1,364,661)
2022	8,910,802	(7,282,238)	18,734,157	11,713,153	976,553	5,400,644	36,824,507	38,453,071
2021	7,224,018	(5,577,460)	18,437,076	5,723,898	—	2,071,805	26,232,779	27,879,337
(a) The amounts in this column correspond with the average of the full grant date fair value, calculated in accordance with ASC 718, of “Stock Awards” as reported in our Summary Compensation Table above for the listed fiscal years.
(b) The equity award adjustments were calculated in accordance with the SEC methodology for determining CAP for each year shown. The amounts in these columns were determined by reference to (i) for MY PSU awards where the performance period was complete as of or prior to the applicable year end date, for RSU awards and for SY PSU awards, the closing price of our common stock on the applicable year end date, as reduced by the present value of dividends expected to be paid on the underlying shares during the requisite service period, or the closing price of our common stock on the applicable vesting dates, and (ii) for MY PSU awards where the performance period was not yet complete as of the applicable year end date, the fair value as calculated by a Monte Carlo simulation model as of the respective year end date, for the listed fiscal years.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Required Tabular Disclosure of Relationships Between CAP and Financial Performance
The following graphs illustrate how CAP for our NEOs aligns with the Company’s financial performance measures as detailed in the Pay Versus Performance table above for each of Fiscal 2021, 2022 and 2023, as well as between the TSRs of NVIDIA and the Nasdaq100 Index, reflecting the value of a fixed $100 investment beginning with the market close on January 24, 2020, the last trading day before our Fiscal 2021, through and including the end of the respective listed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Required Tabular Disclosure of Most Important Financial Performance Measures
The following table is an unranked list of the most important financial performance measures linking Fiscal 2023 NEO CAP to company performance:

Financial Measures
Revenue
Non-GAAP Operating Income
3-Year TSR relative to the S&P 500

Total Shareholder Return Amount	$ 326.34	365.66	207.79
Peer Group Total Shareholder Return Amount	133.09	158.12	141.39
Net Income (Loss)	$ 4,368,000,000	$ 9,752,000,000	$ 4,332,000,000
Company Selected Measure Amount	9,040,000,000	12,690,000,000	6,803,000,000
PEO Name	Jen-Hsun Huang	Jen-Hsun Huang	Jen-Hsun Huang
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	3-Year TSR relative to the S&P 500
PEO [Member] | Adj1 Deduct Value of Equity Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (19,666,382)	$ (18,660,407)	$ (15,279,780)
PEO [Member] | Adj2 Add Year End Fair Value of Awards Granted During the Year which were Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,108,686	45,314,829	44,912,609
PEO [Member] | Adj3 Year Over Year Change in Fair Value of Outstanding and Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,368,399)	43,741,239	28,796,208
PEO [Member] | Adj4 Change in Fair Value of Awards Granted in Prior Years which Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,549,776)	11,410,446	1,886,437
PEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,809,488,000,000)	100,466,514,000,000	75,595,254,000,000
Non-PEO NEO [Member] | Adj1 Deduct Value of Equity Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,031,900)	(7,282,238)	(5,577,460)
Non-PEO NEO [Member] | Adj2 Add Year End Fair Value of Awards Granted During the Year which were Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,014,262	18,734,157	18,437,076
Non-PEO NEO [Member] | Adj3 Year Over Year Change in Fair Value of Outstanding and Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,639,741)	11,713,153	5,723,898
Non-PEO NEO [Member] | Adj4 Change in Fair Value of Awards Granted in Prior Years which Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,118,815)	5,400,644	2,071,805
Non-PEO NEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,274,599,000,000)	36,824,507,000,000	26,232,779,000,000
Non-PEO NEO [Member] | Adj5 Vesting Date Fair Value of Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 469,695	$ 976,553	$ 0